Business Combinations (Tables)	12 Months Ended
Sep. 30, 2023
GmbH KG
Disclosure of detailed information about business combination [line items]
Summary of Fair Value of Purchase Consideration Transaction

The fair value of the purchase consideration in the Transaction consisted of the following:

Cash	3,042,862
Rollover equity	250,000
Vendor loan	275,000
Syndicate loan	196,163
Profit transfer	(12,942)
Consideration Transferred	3,751,083

Summary of Fair Values of Assets Acquired and Liabilities Assumed Recognized at Acquisition Date

The following table summarizes the fair values of assets acquired and liabilities assumed recognized at the acquisition date:

Assets
Intangible assets (other than goodwill)	1,660,603
Property, plant and equipment	153,273
Right-of-use assets	95,127
Inventories	425,192
Trade and other receivables	102,149
Other current and non-current assets	14,333
Cash and cash equivalents	92,835
Liabilities
Lease liabilities	(95,014)
Provisions for employee benefits	(6,012)
Deferred tax liabilities	(84,682)
Trade and other payables	(82,252)
Accrued liabilities	(27,194)
Other current and non-current financial liabilities	(12,947)
Contract liabilities	(4,857)
Tax liabilities	(7,269)
Total identifiable net assets	2,223,284

Consideration Transferred	3,751,083
Less: identifiable net assets	(2,223,284)
Goodwill	1,527,799

Gisela Acquisition
Disclosure of detailed information about business combination [line items]
Summary of Fair Value of Purchase Consideration Transaction	The purchase consideration in the transaction consisted of the following:

Cash	1,054
Deferred payment	351
Consideration Transferred	1,405

Summary of Fair Values of Assets Acquired and Liabilities Assumed Recognized at Acquisition Date

The following table summarizes the fair values of assets acquired and liabilities assumed recognized at the acquisition date:

Assets
Land and buildings	118
Machinery and technical equipment	50
Factory and Office Equipment	24
Inventories	19
Trade and other receivables	349
Other current assets	6
Cash and cash equivalents	17
Liabilities
Trade and other payables	(125)
Current tax liabilities	(29)
Loans and borrowings	(91)
Other current liabilities	(151)
Total identifiable net assets	187

Consideration Transferred	1,405
Less: identifiable net assets	(187)
Goodwill	1,218